Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,986,250
Previously Paid Amount	0.00
Total Fee Amount	5,522.10
Total Offset Amount	0.00
Net Fee	5,522.10
Narrative - Max Aggregate Offering Price	$ 39,986,250
Final Prospectus	true